Long-term debt (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Short Term And Long Term Debt Letters Of Credit [Line Items]
Restricted cash and cash equivalents	448	521
Letter of Credit [Member]
Schedule Of Short Term And Long Term Debt Letters Of Credit [Line Items]
Letters Of Credit Drawn	481	551
Bilateral letter of credit facilities, description	The Company has a series of bilateral letter of credit facility agreements with various banks to support its requirements to post letters of credit in the ordinary course of business.
Bilateral letter of credit facilities, maximum borrowing capacity	503	562
Minimum term for which collateral in the form of cash and cash equivalents is pledged for.	1
Bilateral letter of credit facilities, expiration date	April 28, 2016
Bilateral letter of credit facility amendment date	March 22, 2013
Previous bilateral letter of credit facility expiration date	2016/04/28